UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Benchmark Plus Management, LLC
Address: 820 A Street, Suite 700

         Tacoma, WA  98402

13F File Number:  28-12504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert S. Ferguson
Title:     Principal
Phone:     253-573-0657

Signature, Place, and Date of Signing:

     Robert S. Ferguson     Tacoma, WA     February 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $30,638 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100      215    10500 SH       Sole                    10500        0        0
ASA LIMITED                    COM              G3156P103     2397    47000 SH       Sole                    47000        0        0
BARRY R G CORP OHIO            COM              068798107      361    69400 SH       Sole                    69400        0        0
BIO IMAGING TECHNOLOGIES INC   COM              09056N103     1057   288913 SH       Sole                   288913        0        0
BLACKROCK MUNIHLDGS INSD FDI   COM              09254C107      564    51567 SH       Sole                    51567        0        0
BLACKROCK MUNIYIELD MICH INS   COM              09254V105      426    39061 SH       Sole                    39061        0        0
BLACKROCK MUNIYIELD PA INSD    COM              09255G107      240    20459 SH       Sole                    20459        0        0
BLACKROCK MUNYIELD INSD FD I   COM              09254E103      537    50132 SH       Sole                    50132        0        0
BLACKROCK NY INS MUN INC TR    COM              09249U105      142    13208 SH       Sole                    13208        0        0
DATA I O CORP                  COM              237690102      775   323323 SH       Sole                   323323        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105      142    28000 SH       Sole                    28000        0        0
DWS GLOBAL COMMODITIES STK F   COM              23338Y100     2223   377367 SH       Sole                   377367        0        0
EATON VANCE MUNI INCOME TRUS   SH BEN INT       27826U108      335    32940 SH       Sole                    32940        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107      307    10300 SH       Sole                    10300        0        0
HOST HOTELS & RESORTS INC      COM              44107P104      162    21400 SH       Sole                    21400        0        0
IMAGE SENSING SYS INC          COM              45244C104      298    46810 SH       Sole                    46810        0        0
INSURED MUN INCOME FD          COM              45809F104     2270   192531 SH       Sole                   192531        0        0
INVESTMENT GRADE MUN INCOME    COM              461368102      852    73075 SH       Sole                    73075        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108      898    80399 SH       Sole                    80399        0        0
KSW INC                        COM              48268R106      585   196325 SH       Sole                   196325        0        0
LEAR CORP                      COM              521865105       98    69831 SH       Sole                    69831        0        0
LEHMAN BR FIRST TR INCM OPP    COM              525178109      167    21307 SH       Sole                    21307        0        0
MBIA CAP CLAYMORE MNG DUR IN   COM              55266X100     1240   118101 SH       Sole                   118101        0        0
MEADE INSTRUMENTS CORP         COM              583062104       71   741792 SH       Sole                   741792        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1152   719756 SH       Sole                   719756        0        0
NEUBERGER BERMAN CA INT MUN    COM              64123C101     1914   154842 SH       Sole                   154842        0        0
NEUBERGER BERMAN DIV ADVANT    COM              64127J102      840   135300 SH       Sole                   135300        0        0
NEUBERGER BERMAN INTER MUNI    COM              64124P101      219    17419 SH       Sole                    17419        0        0
NEUBERGER BERMAN NY INT MUN    COM              64124K102      880    74756 SH       Sole                    74756        0        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102     1774   160287 SH       Sole                   160287        0        0
NUVEEN FLA QUALITY INCOME MU   COM              670978105     1540   134220 SH       Sole                   134220        0        0
NUVEEN INS FL TX FR ADV MUN    COM              670655109      131    11227 SH       Sole                    11227        0        0
NUVEEN INSD FLA PREM INCOME    COM              67101V108      463    38350 SH       Sole                    38350        0        0
NUVEEN PA PREM INCOME MUN FD   COM              67061F101      443    42600 SH       Sole                    42600        0        0
ORBIT INTL CORP                COM NEW          685559304      728   411044 SH       Sole                   411044        0        0
PERCEPTRON INC                 COM              71361F100      765   224823 SH       Sole                   224823        0        0
PUTNAM MUN OPPORTUNITIES TR    SH BEN INT       746922103     1286   138320 SH       Sole                   138320        0        0
SELIGMAN SELECT MUN FD INC     COM              816344105      125    12155 SH       Sole                    12155        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103      510    48607 SH       Sole                    48607        0        0
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309       78    29750 SH       Sole                    29750        0        0
WESTERN ASST MNG MUN FD INC    COM              95766M105      832    74774 SH       Sole                    74774        0        0
WILLIAMS CTLS INC              COM NEW          969465608      596    81866 SH       Sole                    81866        0        0